Cash and Cash Equivalents and Short-term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 130,689,000	$ 104,620,000
Bank deposits maturing in three months or less	336,813,000	272,922,000
Cash and cash equivalents	467,502,000	377,542,000
Bank deposits maturing over three months (note)	358,698,000	634,158,000
Cash and cash equivalents and short-term investments	$ 826,200,000	$ 1,011,700,000
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investment (in days)	91 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investment (in days)	97 days	180 days